MATERIAL CHARGES AND OTHER OPERATING ITEMS	12 Months Ended
Dec. 31, 2017
Material Charges and Other Operating Items [Abstract]
MATERIAL CHARGES AND OTHER OPERATING ITEMS
MATERIAL CHARGES AND OTHER OPERATING ITEMS
Operating expenses for 2016 include (i) non-cash asset impairment charges totaling $34.3 million on five jack-up drilling units (see Note 7) and (ii) a $1.4 million reversal of an estimated liability for settlement of a withholding tax matter during a tax amnesty period which was related to a legal settlement for a 2014 termination of a contract for refurbishment work on the Rowan Gorilla III, as noted below in the 2015 period. Payment of such withholding taxes during the tax amnesty period resulted in the waiver of applicable penalties and interest.
Operating expenses for 2015 include non-cash asset impairment charges totaling $329.8 million on ten jack-up drilling units (see Note 7) and an adjustment of $7.6 million to an estimated liability for the 2014 contract termination in connection with refurbishment work on the Rowan Gorilla III. A settlement agreement for this matter was signed during the third quarter of 2015.